Share Capital and Share-based Payments - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share Capital and Share-Based Payments [Abstract]
Outstanding (in shares) | shares	2,919,070	2,675,113
Issued in Acquisitions (in shares) | shares	2,813,747	5,728,647
Granted (in shares) | shares		156,200
Exercised (in shares) | shares	(1,833,661)	(5,559,803)
Expired/forfeited (in shares) | shares	(315,713)	(81,087)
Outstanding (in shares) | shares	3,583,443	2,919,070
Weighted average exercise price, Outstanding (in cad per share) | $ / shares	$ 7.09	$ 5.99
Weighted average exercise price, Issued in Acquisitions (in cad per share) | $ / shares	7.27	7.77
Weighted average exercise price, Granted (in cad per share) | $ / shares		11.80
Weighted average exercise price, Exercised (in cad per share) | $ / shares	5.77	7.38
Weighted average exercise price, Expired/forfeited (in cad per share) | $ / shares	15.04	8.52
Weighted average exercise price, Outstanding (in cad per share) | $ / shares	$ 7.14	$ 7.09